Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Cash	¥788,096	¥1,351,808
Deposits with banks	77,962,347	75,113,703

Total cash and deposits with banks	¥78,750,443	¥76,465,511

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2024, 2023 and 2022 is shown as follows:

	At March 31,
	2024	2023	2022

	(In millions)
Cash and deposits with banks	¥78,750,443	¥76,465,511	¥75,697,521
Less: term deposits with original maturities over three months	(663,985)	(444,741)	(511,148)
Less: cash segregated as deposits and others	(648,652)	(676,535)	(842,420)

Cash and cash equivalents	¥77,437,806	¥75,344,235	¥74,343,953